Commitments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Other	$ 234,125	$ 365,625
Less: current portion	(134,125)	(187,500)
Long-term portion	100,000	178,125
Contribution payable [Member]
Other	28,125	65,625
Contract payable [Member]
Other	200,000	$ 300,000
Contract for option agreement [Member]
Other	$ 6,000